Related Parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	$ 12,896	$ 49,317
Transactions with key management personnel	354	1,623	$ 2,457
Credit Cards Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	3,559	7,509
Transactions with key management personnel	1,080	1,707	2,240
Overdrafts Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	0	45
Transactions with key management personnel	0	0	0
Mortgage With Key Management Personnel Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	1,105	1,796
Transactions with key management personnel	$ 235	$ 385	$ 571